Significant Accounting Policies - Schedule of Deferred Revenue Recognized (Details)	Jun. 30, 2026 USD ($)
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	$ 819,718
2026 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	770,263
2027 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	46,782
2028 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	$ 2,673